Schedule of Investments

July 31, 2021 (Unaudited)

Schedule of Investments LSV Value Equity Fund

	Shares	Value (000)

U.S. Common Stock (99.2%)
Aerospace & Defense (2.1%)
Curtiss-Wright	51,100	$6,045
General Dynamics	45,500	8,919
Huntington Ingalls Industries	54,600	11,201
L3Harris Technologies	39,300	8,911
Textron	107,700	7,432

		42,508

Agricultural Products (0.5%)
Ingredion	112,500	9,879

Air Freight & Logistics (0.3%)
FedEx	20,300	5,683

Aircraft (1.1%)
Delta Air Lines*	172,800	6,894
JetBlue Airways*	276,100	4,084
Lockheed Martin	12,200	4,534
United Airlines Holdings*	144,900	6,770

		22,282

Apparel Retail (0.6%)
Foot Locker	201,900	11,520

Apparel, Accessories & Luxury Goods (0.4%)
Hanesbrands	468,100	8,548

Asset Management & Custody Banks (3.5%)
Ameriprise Financial	104,000	26,787
Bank of New York Mellon	495,100	25,413
State Street	221,200	19,275

		71,475

Automotive (3.1%)
American Axle & Manufacturing Holdings*	600,200	5,816
BorgWarner	190,100	9,311
Ford Motor*	982,900	13,711
General Motors*	344,500	19,582
Goodyear Tire & Rubber*	395,880	6,219
Lear	52,600	9,204

		63,843

Automotive Retail (0.4%)
Group 1 Automotive	54,000	9,382

Banks (4.4%)
Bank of America	395,700	15,179
Citizens Financial Group	395,100	16,657
Fifth Third Bancorp	445,200	16,156
Huntington Bancshares	440,400	6,201
KeyCorp	515,900	10,143
Regions Financial	689,300	13,269

LSV Value Equity Fund

	Shares	Value (000)
Banks (continued)
Zions Bancorp	245,000	$12,777

		90,382

Biotechnology (2.1%)
Amgen	80,800	19,517
Biogen*	17,030	5,564
Gilead Sciences	199,500	13,624
Regeneron Pharmaceuticals*	8,700	4,999

		43,704

Broadcasting (0.7%)
Fox	293,350	10,461
ViacomCBS, Cl B	98,000	4,011

		14,472

Building & Construction (1.3%)
Owens Corning	101,000	9,712
PulteGroup	190,100	10,431
TRI Pointe Homes*	259,500	6,259

		26,402

Chemicals (2.3%)
Chemours	293,000	9,742
Eastman Chemical	72,800	8,206
Huntsman	431,800	11,404
Ingevity*	85,000	7,220
LyondellBasell Industries, Cl A	110,400	10,966

		47,538

Commercial Printing (0.3%)
Deluxe	165,400	7,261

Commercial Services (0.3%)
Western Union	281,200	6,527

Commodity Chemicals (1.2%)
Cabot	129,200	7,114
Trinseo	126,500	6,877
Valvoline	353,100	10,832

		24,823

Computer & Electronics Retail (0.7%)
Best Buy	81,300	9,134
Rent-A-Center, Cl A	92,500	5,293

		14,427

Computers & Services (5.2%)
Amdocs	113,300	8,737
DXC Technology*	228,500	9,135
eBay	211,000	14,392
Hewlett Packard Enterprise	563,700	8,174
HP	584,300	16,869
NCR*	141,400	6,278

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)
Computers & Services (continued)
Oracle	413,000	$35,989
Xerox Holdings	290,800	7,017

		106,591

Construction & Engineering (0.9%)
EMCOR Group	81,100	9,878
MasTec*	84,200	8,524

		18,402

Drug Retail (0.7%)
Walgreens Boots Alliance	326,700	15,404

Electric Utilities (0.8%)
Evergy	88,100	5,746
NRG Energy	246,000	10,145

		15,891

Electrical Components & Equipment (0.9%)
Acuity Brands	71,770	12,587
Energizer Holdings	142,200	6,093

		18,680

Electrical Services (0.6%)
Vistra Energy	704,937	13,500

Electronic Equipment & Instruments (0.2%)
OSI Systems*	36,000	3,602

Financial Services (5.7%)
Ally Financial	322,300	16,553
Capital One Financial	68,900	11,141
Citigroup	499,900	33,803
Discover Financial Services	74,100	9,212
Goldman Sachs Group	51,400	19,269
Navient	755,400	15,433
Santander Consumer USA Holdings	276,600	11,349

		116,760

Food, Beverage & Tobacco (4.4%)
Altria Group	220,200	10,578
Conagra Brands	359,200	12,030
General Mills	172,750	10,168
JM Smucker	143,300	18,788
Molson Coors Beverage, Cl B	353,600	17,288
Pilgrim’s Pride*	295,200	6,539
Tyson Foods, Cl A	227,700	16,271

		91,662

General Merchandise Stores (1.2%)
Big Lots	118,415	6,822
Target	65,900	17,203

		24,025

LSV Value Equity Fund

	Shares	Value (000)

Health Care Services (0.6%)
DaVita*	109,000	$13,107

Health Care Distributors (1.3%)
Cardinal Health	134,500	7,987
McKesson	88,600	18,059

		26,046

Health Care Facilities (1.0%)
HCA Holdings	45,800	11,367
Universal Health Services, Cl B	60,500	9,705

		21,072

Health Care REIT’s (0.1%)
Industrial Logistics
Properties Trust	66,014	1,789

Health Care Services (1.8%)
Cigna	54,400	12,484
CVS Health	187,400	15,434
Laboratory Corp of America Holdings*	29,200	8,648

		36,566

Homefurnishing Retail (0.3%)
Sleep Number*	61,700	6,121

Hotel & Resort REIT’s (0.1%)
Service Properties Trust	262,429	2,921

Household Products, Furniture & Fixtures (0.8%)
Whirlpool	74,400	16,483

Human Resource & Employment Services (0.5%)
ManpowerGroup	79,800	9,463

Industrial Machinery (0.8%)
Hillenbrand	171,900	7,787
Snap-on	44,900	9,787

		17,574

Insurance (6.6%)
Aflac	167,400	9,207
Allstate	159,600	20,756
American Equity Investment Life Holding	183,000	5,872
American Financial Group	115,300	14,584
CNO Financial Group	291,700	6,662
Hartford Financial Services Group	264,300	16,815
Lincoln National	177,000	10,907
MetLife	247,700	14,292
MGIC Investment	605,100	8,375
Principal Financial Group	161,800	10,053
Prudential Financial	127,300	12,766

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)

Insurance (continued)
Voya Financial	90,100	$5,802

		136,091

Investment Banking & Brokerage (1.5%)
Morgan Stanley	317,600	30,483

IT Consulting & Other Services (0.7%)
International Business Machines	107,400	15,139

Leasing & Renting (0.5%)
Triton International	197,200	10,410

Machinery (2.9%)
AGCO	115,600	15,272
Allison Transmission Holdings	316,600	12,636
Crane	69,500	6,757
Cummins	58,900	13,671
Oshkosh	93,500	11,178

		59,514

Managed Health Care (0.9%)
Anthem	48,200	18,509

Media & Entertainment (2.0%)
AMC Networks, Cl A*	210,100	10,513
Comcast, Cl A	366,200	21,543
TEGNA	535,300	9,486

		41,542

Metal & Glass Containers (1.3%)
Berry Global Group*	205,750	13,228
O-I Glass, Cl I*	482,700	7,139
Silgan Holdings	157,600	6,386

		26,753

Mortgage REITs (0.7%)
Annaly Capital Management	689,400	5,853
Starwood Property Trust	313,800	8,168

		14,021

Motorcycle Manufacturers (0.5%)
Harley-Davidson	260,600	10,325

Multi-Utilities (0.8%)
MDU Resources Group	517,500	16,415

Office REITs (0.8%)
Highwoods Properties	135,000	6,438
Office Properties Income Trust	89,200	2,585

LSV Value Equity Fund

	Shares	Value (000)

Office REITs (continued)
Piedmont Office Realty Trust, Cl A	376,265	$7,157

		16,180

Packaged Foods & Meats (0.8%)
Kraft Heinz	441,650	16,990

Paper Packaging (0.5%)
Westrock	214,900	10,575

Petroleum & Fuel Products (1.8%)
ExxonMobil	144,240	8,303
HollyFrontier	267,500	7,865
Marathon Petroleum	114,200	6,306
Phillips 66	98,500	7,233
Valero Energy	123,900	8,298

		38,005

Pharmaceuticals (7.5%)
AbbVie	163,600	19,027
Bristol-Myers Squibb	436,600	29,632
Jazz Pharmaceuticals*	60,900	10,324
Merck	688,425	52,920
Organon*	37,590	1,090
Pfizer	939,300	40,211
Viatris, Cl W*	118,644	1,669

		154,873

Property & Casualty Insurance (0.3%)
First American Financial	107,800	7,256

Reinsurance (0.4%)
Everest Re Group	32,800	8,293

Retail (2.4%)
Dick’s Sporting Goods	105,400	10,976
Kohl’s	90,500	4,597
Kroger	698,300	28,421
Macy’s*	330,800	5,624

		49,618

Semi-Conductors/Instruments (3.9%)
Applied Materials	109,200	15,280
Intel	945,230	50,779
Micron Technology	103,100	7,998
Vishay Intertechnology	287,300	6,358

		80,415

Specialized Consumer Services (0.3%)
H&R Block	291,200	7,149

Specialized REITs (0.5%)
Iron Mountain	236,100	10,332

Schedule of Investments

July 31, 2021 (Unaudited)

LSV Value Equity Fund

	Shares	Value (000)

Specialty Stores (0.3%)
Office Depot*	135,800	$6,427

Steel & Steel Works (0.9%)
Reliance Steel & Aluminum	74,100	11,645
Steel Dynamics	116,800	7,528

		19,173

Technology Distributors (1.2%)
Arrow Electronics*	124,500	14,762
Insight Enterprises*	98,100	9,847

		24,609

Technology Hardware, Storage & Peripherals (0.8%)
Seagate Technology Holdings	193,900	17,044

Telephones & Telecommunications (4.8%)
AT&T	978,900	27,458
Ciena*	115,700	6,727
Cisco Systems	312,800	17,320
Juniper Networks	418,900	11,788
Verizon Communications	627,000	34,974

		98,267

Thrifts & Mortgage Finance (0.4%)
Radian Group	334,900	7,562

TOTAL U.S. COMMON STOCK (Cost $1,626,029)		2,048,285

	Face Amount (000)
Repurchase Agreement (0.1%)
South Street Securities 0.010%, dated 07/30/21, to be repurchased on 08/02/21, repurchase price $2,042 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $1,155, 0.125% -2.125%, 05/15/22 - 07/15/29; total market value $2,083)	$2,042	2,042

TOTAL REPURCHASE AGREEMENT (Cost $2,042)		2,042

Total Investments – 99.3% (Cost $1,628,071)		$2,050,327

Percentages are based on Net Assets of $2,064,385 (000).

*	Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of July 31, 2021, in valuing the Fund’s investments carried at value ($ 000s):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,048,285	$—	$—	$2,048,285
Repurchase Agreement	—	2,042	—	2,042

Total Investments in Securities	$2,048,285	$2,042	$—	$2,050,327

For the period ended July 31, 2021, there were no transfers in or out of Level 3.

Amounts designated as “—“are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

LSV-QH-001-3600

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